Non-trading investments	12 Months Ended
Mar. 31, 2026
Investments, Debt and Equity Securities [Abstract]
Non-trading investments
6.
Non-trading
investments:
Available-for-sale
(“AFS”) debt securities

Amortized cost and fair value amounts of AFS debt securities
The following table presents the amortized cost and fair value of major types of AFS debt securities as well as cumulative unrealized gains and unrealized losses recognized through
Accumulated other comprehensive income (loss)
since acquisition as of March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥25,001	¥—	¥(187)	¥24,814
Japanese agency and municipal securities	81,913	19	(1,495)	80,437
Bank and corporate debt securities	1,790	—	(11)	1,779

Total	¥108,704	¥19	¥(1,693)	¥107,030

	Millions of yen
	March 31, 2026
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥99,977	¥—	¥(493)	¥99,484
Japanese agency and municipal securities	160,639	—	(4,129)	156,510
Bank and corporate debt securities	15,636	—	(286)	15,350

Total	¥276,252	¥—	¥(4,908)	¥271,344

(1)	No allowances for credit losses have been recognized as of March 31, 2025 and 2026.

The following table presents the amortized cost and fair value of major types of AFS debt securities, categorized by contractual maturity as of March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025		March 31, 2026
	Amortized cost (1)	Fair value	Amortized cost (1)	Fair value
Japanese government securities
less than 1 year	¥—	¥—	¥19,997	¥19,961
1 year to 5 years	25,001	24,814	79,980	79,523

Subtotal	¥25,001	¥24,814	¥99,977	¥99,484

Japanese agency and municipal securities
less than 1 year	¥—	¥—	¥1,395	¥1,387
1 year to 5 years	81,913	80,437	159,244	155,123

Subtotal	¥81,913	¥80,437	¥160,639	¥156,510

Bank and corporate debt securities
1 year to 5 years	¥1,790	¥1,779	¥15,636	¥15,350

Subtotal	¥1,790	¥1,779	¥15,636	¥15,350

Total	¥108,704	¥107,030	¥276,252	¥271,344

(1)	No allowances for credit losses have been recognized as of March 31, 2025 and 2026 .
AFS debt securities in an unrealized loss position
The
following table presents the fair value of major types of AFS debt securities that are in an unrealized loss position as of March 31, 2025 and 2026, and the duration of the unrealized loss status. An unrealized loss exists where the fair value of an individual AFS debt securities is less than its amortized cost basis.

	Millions of yen
	March 31, 2025			March 31, 2026
	Fair value	Unrealized losses	Number of debt securities	Fair value	Unrealized losses	Number of debt securities
Japanese government securities
Less than 12 months	¥24,814	¥(187)	4	¥74,665	¥(311)	8
12 months or longer	—	—	—	24,819	(182)	4

Subtotal	¥24,814	¥(187)	4	¥99,484	¥(493)	12

Japanese agency and municipal securities
Less than 12 months	¥68,063	¥(1,495)	72	¥89,242	¥(1,828)	80
12 months or longer	—	—	—	67,268	(2,301)	72

Subtotal	¥68,063	¥(1,495)	72	¥156,510	¥(4,129)	152

Bank and corporate debt securities
Less than 12 months	¥1,779	¥(11)	3	¥13,485	¥(260)	28
12 months or longer	—	—	—	1,865	(26)	3

Subtotal	¥1,779	¥(11)	3	¥15,350	¥(286)	31

Total	¥94,656	¥(1,693)	79	¥271,344	¥(4,908)	195

Nomura does not intend to sell, nor is it likely to be required to sell, any AFS debt securities which were in an unrealized loss position as of March 31, 2025 and 2026, prior to when the fair value of each of these AFS debt securities is expected to recover above each individual amortized cost basis. No allowances for credit losses have been recognized against AFS debt securities as of March 31, 2025 and 2026.
The amount of accrued interest receivable from AFS debt securities was not significant as of March 31, 2025 and 2026. There was no write-off
of accrued interest receivable during the years ended March 31, 2025 and 2026, respectively.
Sales and transfers of AFS debt securities
The amount of sales of AFS debt securities was not significant during the years ended March 31, 2025 and 2026. There were no transfers or reclassification of AFS debt securities into trading assets during the years ended March 31, 2025 and 2026.
Held-to-maturity
(“HTM”) debt securities
As of March 31, 2025 and 2026, there were no debt securities classified as HTM debt securities.
Non-trading
equity investments
Unrealized gains and losses of
non-trading
equity investments
The unrealized gain and losses on equity investments owned by non-BD
entities that are not investment companies during the years ended March 31, 2025 and 2026 were ¥
2,630

million loss and ¥
12,452
million
gain, respectively. These equity securities do not include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO. Please see Note 2 “
Fair Value Measurements
” for the unrealized gains and losses on equity securities for which the FVO has been elected.
Non-trading
equity investments elected for the fair value measurement alternative
The carrying value of
non-trading
equity investments without readily determinable fair values held by non-BD
entities carried at fair value where fair value is determined using the fair value measurement alternative as of March 31, 2025 and 2026, were ¥
95,529

million and ¥
102,546

million, respectively. The amounts of cumulative impairment losses, and upward and downward fair value adjustments as a result of observable price changes from orderly transactions in identical or sufficiently similar equity investments were not significant as of March 31, 2025 and 2026.
During the years ended March 31, 2025 and 2026 the amounts of impairment losses, and upward and downward fair value adjustments recognized for these non-trading
equity investments were not significant.